Indebtedness (Details) $ in Thousands, $ in Millions						1 Months Ended	12 Months Ended
	Sep. 13, 2024 CAD ($)	Apr. 27, 2021 CAD ($)	Dec. 06, 2019 CAD ($)	Oct. 11, 2019 USD ($)	Oct. 11, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Mar. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 13, 2024 CAD ($)	Nov. 15, 2024	Oct. 31, 2020	Apr. 30, 2020	Dec. 06, 2019 USD ($)
Indebtedness [Line Items]
Revolving credit facility							$ 1,300
Credit agreement of benchmark rates							The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with SOFR-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Term Loan B Facility bear interest, at Telesat Canada’s option, at either (i) a floating rate based on the base rate, plus an applicable margin of 1.75% or (ii) a floating rate based on SOFR, plus an applicable margin of 2.75%. In addition, loans benchmarked against SOFR will be subject to a credit spread adjustment of 0.11448% for a one-month interest period, 0.26161% for a three-month interest period and 0.42826% for a six-month interest period.	The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with SOFR-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Term Loan B Facility bear interest, at Telesat Canada’s option, at either (i) a floating rate based on the base rate, plus an applicable margin of 1.75% or (ii) a floating rate based on SOFR, plus an applicable margin of 2.75%. In addition, loans benchmarked against SOFR will be subject to a credit spread adjustment of 0.11448% for a one-month interest period, 0.26161% for a three-month interest period and 0.42826% for a six-month interest period.
Debt issue costs							$ 202,493		$ 230,080		$ 106,916
Debt costs							3,900		6,100
Prepayment on loan term (in Dollars)						$ 341.4
Prepayment recognition of a loss							2,300
Interest expense							700		1,100
Open market purchases							48,400	$ 35.1	79,600	$ 59.7
Prepayment options							200	0.2	500	0.4
Gain on extinguishment of debt							54,900	39.9	43,800	32.3
Senior unsecured notes issued							3,096,615		3,197,019
Percentage of bearing annual interest rate																6.50%	6.50%
Increase to indebtedness		$ 1,900
Subsequently amortized liability							2,500		4,100
Repurchased principal amount							$ 16,400	$ 12.0	$ 134,500	$ 101.0
Interest payable, percentage			4.875%
Senior secured notes, description		Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing in December 2026. The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021 to holders of record on the immediately preceding May 15 or November 15, as the case may be. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes and had a carrying value of $2.1 million as at December 31, 2024 (December 31, 2023 — $3.1 million).
Percentage weighted average effective interest rate							5.80%	5.80%	5.79%	5.79%
Loan interest rate							4.75%						4.75%
Maturity on outstanding drawn loan							15 years						15 years
Advance amounts												$ 150.0		$ 190,000
Percentage of grant warrants equivalent															11.87%
Issuance of the warrants							10 years						10 years
Private Placements [Member]
Indebtedness [Line Items]
Senior unsecured notes issued				$ 550.0														$ 400.0
Borrowings maturity date, description			June 2027
Revolving Credits Facility [Member]
Indebtedness [Line Items]
Revolving credit facility							$ 200,000
U.S. TLB Facility [Member]
Indebtedness [Line Items]
Credit facility (in Dollars)													$ 1,908.5
Senior credit facilities, description							(i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer required.	(i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer required.
Debt issue costs							$ 16,000
Principal amount							137,900	$ 101.2	$ 177,600	$ 131.0
Open market purchases							69,100	50.7	133,800	98.8
Prepayment options							$ 400	$ 0.3	500	0.4
Gain on extinguishment of debt									$ 56,700	$ 42.4
Weighted average effective interest rate, percentage							4.74%	4.74%	4.75%	4.75%
Term Loan B — U.S. Facility and Revolving Credit Facility [Member]
Indebtedness [Line Items]
Weighted average effective interest rate, percentage							7.64%	7.64%	8.08%	8.08%
Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Debt issue costs							$ 7,400
Open market purchases							30,400	$ 22.3	$ 53,700	$ 39.5
Prepayment options							400	0.3	800	0.6
Gain on extinguishment of debt							$ 70,000	$ 51.4	$ 75,300	$ 55.5
Weighted average effective interest rate, percentage							6.21%	6.21%	6.25%	6.25%
Senior unsecured notes carrying value							$ 1,700		$ 2,500
Increase to indebtedness					$ 17,800
Repurchased principal amount							100,400	$ 73.8	128,900	$ 95.0
Senior Secured Notes [Member]
Indebtedness [Line Items]
Debt issue costs							6,600
Open market purchases									77,000	57.6
Prepayment options									600	0.5
Gain on extinguishment of debt									55,000	41.2
Senior unsecured notes carrying value							1,500		2,600
Increase to indebtedness			$ 10,600
Subsequently amortized liability							4,000		6,000
Repurchased principal amount							103,300	75.0	133,600	$ 100.0
2026 Senior Secured Notes [Member]
Indebtedness [Line Items]
Open market purchases							8,000	5.9
Prepayment options							8,400	6.1
Subsequently amortized liability							600		$ 900
Top of range [member]
Indebtedness [Line Items]
Loan facilities principal amount	$ 2,140,000
Bottom of range [member]
Indebtedness [Line Items]
Loan facilities principal amount	$ 400,000
6.5% Senior Notes [Member]
Indebtedness [Line Items]
Borrowings maturity date, description				October 2027
Government of Canada [Member]
Indebtedness [Line Items]
Debt issue costs							31,100
Advance amounts							160,100					126.4
Government of Quebec [Member]
Indebtedness [Line Items]
Debt issue costs							6,400
Senior unsecured notes issued							29,900					$ 23.6
Subsequently amortized liability
Other related parties [member]
Indebtedness [Line Items]
Gain on extinguishment of debt							68,800	$ 50.5
Telesat Lightspeed Financing Warrants [Member]
Indebtedness [Line Items]
Debt issue costs							37,500
Subsequently amortized liability
Canada [Member]
Indebtedness [Line Items]
Issuance of acquire percentage	10.00%						10.00%	10.00%
Government of Quebec [Member]
Indebtedness [Line Items]
Issuance of acquire percentage	1.87%						1.87%	1.87%